Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	₩ 79,428	₩ 86,051	₩ 39,095	₩ 16,720
Short-term financial instruments	39,500	9,500
Accounts receivables, net	32,253	60,664
Other receivables, net	56	255
Other non-current financial assets	1,770	1,494
Total	15,878	13,617
Accounts payables	37,496	71,928
Total	10,542	8,631
Financial Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	79,428	86,051
Short-term financial instruments	39,500	9,500
Accounts receivables, net	32,253	60,664
Other receivables, net	56	255
Other current assets	233	191
Other non-current financial assets	1,770	1,494
Total	153,240	158,155
Financial Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounts payables	37,689	71,928
Accrued expenses	19	16
Other current liabilities	1,986	113
Other non-current liabilities	3,008	34
Total	₩ 42,702	₩ 72,091